SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Year I	$ 19,880
Year II	27,755	$ 23,853
Year III	24,085	25,045
Year IV		21,734
Imputed interest	(9,140)	(11,219)
Total operating lease liability	$ 62,580	$ 59,413